Loss per Share (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 Share shares	Dec. 31, 2017 shares	Dec. 31, 2016 Share shares	Dec. 31, 2017 Share	Sep. 30, 2017 Share	Dec. 31, 2015 Share
Earnings per share [line items]
Number of share options outstanding in share-based payment arrangement | Share	332,998		1,038,140	2,251,540	139,065	629,010
Antidilutive securities excluded from computation of earnings per share (in shares)	438,050
Employee Stock Options
Earnings per share [line items]
Number of share options outstanding in share-based payment arrangement		2,251,540		2,251,540
Antidilutive securities excluded from computation of earnings per share (in shares)		1,676,526	769,529
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)		8,186,117